MTR GAMING GROUP, INC.

State Route 2 South

P.O. Box 356

Chester, WV 26034

January 8, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20004

Re:          MTR Gaming Group, Inc. (“MTR”)

Registration Statement on Form S-4

Filed November 10, 2009

File No. 333-163018

Ladies and Gentlemen:

MTR hereby represents that it is registering the Exchange Offer described in the above-referenced Registration Statement (the “Exchange Offer”) in reliance on the SEC’s position set forth in (i) the Exxon Capital Holding Corp., No-Action Letter (April 13, 1988), (ii) the Morgan Stanley & Co., Inc., No-Action Letter (June 5, 1991), and (iii) the Shearman & Sterling No-Action Letter (July 2, 1993). In addition, MTR hereby represents the following with respect to such reliance and the Exchange Offer:

(i)      MTR has not entered into any arrangement or understanding with any person to distribute the securities to be received in the Exchange Offer and to the best of MTR’s information and belief, each person participating in the Exchange Offer is acquiring the securities in its ordinary course of business and has no arrangement or understanding with any person to participate in the distribution of the securities to be received in the Exchange Offer; in this regard, MTR will make each person participating in the Exchange Offer aware (through the Exchange Offer prospectus or otherwise) that if the Exchange Offer is being registered for the purpose of secondary resales, any securityholder using the Exchange Offer to participate in a distribution of the securities to be acquired in the registered Exchange Offer (1) could not rely on the staff position enunciated in the above-referenced No-Action letters or similar letters and (2) must comply with registration and prospectus delivery requirements of the Securities Act of 1933 in connection with a secondary resale transaction. MTR acknowledges that such a secondary resale transaction should be covered by an effective registration statement containing the selling securityholder information required by Item 507 of Regulation S-K;

(ii)     MTR will also include in the transmittal letter or similar documentation to be executed by the exchange offeree in order to participate in the Exchange Offer a representation to the effect that by accepting the Exchange Offer, the exchange offeree represents to the issuer that it is not engaged in, and does not intend to engage in, a distribution of the securities to be registered in the Exchange Offer (the “Exchange Securities”);

(iii)    MTR will commence the Exchange Offer when the Form S-4 registration statement is declared effective by the Commission, the Exchange Offer will remain in effect for a limited time and will not require MTR to maintain an “evergreen” registration statement;

(iv)    the Exchange Offer will be conducted by MTR in compliance with the Securities Exchange Act of 1934 and any applicable rules and regulations thereunder;

(v)     Neither MTR nor any affiliate of MTR has entered into any arrangement or understanding with any broker-dealer to distribute the Exchange Securities; and

(vi)    MTR

(1)   will make each person participating in the Exchange Offer aware (through the Exchange Offer prospectus) that any broker-dealer who holds the privately-placed securities that are being exchanged in the Exchange Offer (the “Initial Securities”) acquired for its own account as a result of market-making activities or other trading activities, and who receives Exchange Securities in exchange for such Initial Securities pursuant to the Exchange Offer, may be a statutory underwriter and must deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of Exchange Securities; and

(2)   will include in the transmittal letter or similar documentation to be executed by an exchange offeree in order to participate in the Exchange Offer the following additional provision:

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if the exchange offeree is a broker-dealer holding Initial Securities acquired for its own account as a result of market-making activities or other trading activities, an acknowledgment that it will deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of Exchange Securities received in respect of such Initial Securities pursuant to the Exchange Offer. The transmittal letter or similar documentation may also include a statement to the effect that by so acknowledging and by delivering a prospectus, a broker-dealer will not be deemed to admit that it is an “underwriter” within the meaning of the Securities Act.

Please call me at 724-933-8122 extension 103, or David R. Hughes, our Chief Financial Officer, at 724-933-8122, Ext. 105, with any questions or comments.

Sincerely,

\s\ Robert F. Griffin

Robert F. Griffin
President and
Chief Executive Officer